INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 6 – INTANGIBLE ASSETS

Intangible assets consisted of the following as of December 31, 2022 and 2021:

	(in thousands)
		December 31, 2022			December 31, 2021
Amortizing Intangible Assets:	Estimated Useful Life in Years	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Pulp brand recipes	15	$50	$-	$50	$-	$-	$-
Non-compete agreement	2	62	(62)	-	62	(62)	-

Total Intangible Assets, net		$112	$(62)	$50	$62	$(62)	$-

Amortization expense for the years ended December 31, 2022 and 2021 was nil and $24,740, respectively. Annual amortization expense for each of the next five years is estimated to be $3,333 and thereafter $33,333.